X.com Premier S&P 500 Fund
Semi-annual Report

The goal of the X.com Premier S&P 500 Fund is to match the performance of the Index as closely as possible by holding all of the stocks in the S&P 500 Index in proportions that match their index weights. After completing its five-year run of annual returns exceeding 20%, the S&P 500 Index stumbled during the first half of 2000. The Index endured one of the most volatile environments in history, created by inflation worries and three interest rate increases by the Federal Reserve Board, to finish the first half of 2000 virtually flat, declining 0.43%.

Equity markets began the year on a negative note as high GDP figures sparked interest-rate fears. Large-cap stocks were hit particularly hard. For example, the S&P 500 Index lost 5.02% for the month of January. The Fed raised rates twice during the first quarter, on February 2 and again on March 21. In response to interest-rate concerns and uncertainty about the growth of the economy, investors began to shun high-flying new economy stocks and returned to more value-oriented old economy stocks. After falling in January and February, the Index rebounded 9.78% in March, returning 2.29% for the first quarter.

The trend toward market volatility continued into the second quarter. On April 3, a court ruled against Microsoft in an antitrust lawsuit, causing the stock to plunge 14.47% for the day and triggering a sell-off among technology stocks. The sell-off continued with the release of higher-than-expected economic figures in mid-April. A widely anticipated 0.50% interest rate increase on May 16, combined with suggestions of further hikes, sent prices lower. Finally, in June, relief came in the form of lower-than-expected numbers for both the consumer price index and the producer price index. The Fed left rates unchanged, and the S&P 500 recovered 2.47% for the month, finishing the quarter down 2.66%.

Growth stocks were alternately in-and out-of favor during the first half of the year, at times losing ground to value stocks. However, growth outpaced value for the first half, returning 2.58% compared to value stocks' -4.07% return.

The Fund will continue to track the S&P 500 Index as closely as possible, by investing in the same companies that make up the Index.

X.com Premier S&P 500 Fund
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


ASSETS
Investments:
In S&P 500 Index Master Portfolio ("Master Portfolio"), at market value (Note 1)            $     2,287,753
Receivables:
      Due from X.com (Note 2)                                                                         6,576
                                                                                            ---------------
Total Assets                                                                                      2,294,329
                                                                                            ---------------
LIABILITIES
Payables:

      Distribution to shareholders                                                                    9,684
                                                                                            ---------------
Total Liabilities                                                                                     9,684
                                                                                            ---------------
NET ASSETS                                                                                  $     2,284,645
                                                                                            ===============
Net assets consist of:
      Paid-in capital                                                                             2,245,889
      Undistributed net investment income                                                                54
      Undistributed net realized gain on investments                                                663,252
      Net unrealized depreciation of investments                                                   (624,550)
                                                                                            ---------------
NET ASSETS                                                                                  $     2,284,645
                                                                                            ===============
Shares outstanding                                                                                  200,949
                                                                                            ===============
Net asset value and offering price per share                                                $         11.37
                                                                                            ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

X.com Premier S&P 500 Fund
Statement of Operations
For the Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
     Dividends                                                                                  $  11,307
     Interest                                                                                       1,576
     Expenses                                                                                        (486)
                                                                                                ---------
Net investment income allocated from Master Portfolio                                              12,397
                                                                                                ---------
FUND EXPENSES (Note 2)
     Management fees                                                                                2,183
                                                                                                ---------
Total fund expenses                                                                                 2,183
                                                                                                ---------
Less:
     Fees reimbursed by X.com (Note 2)                                                             (2,761)
                                                                                                ---------
Total Net Expenses                                                                                   (578)
                                                                                                ---------
Net investment income                                                                              12,975
                                                                                                ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
     Net realized gain                                                                            660,255
     Net realized gain on sale of futures contracts                                                 2,900
     Net change in unrealized depreciation                                                       (629,757)
     Net change in unrealized depreciation of future contracts                                     (3,865)
                                                                                                ---------
Net gain on investments allocated from corresponding Master Portfolio                              29,533
                                                                                                ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $  42,508
                                                                                                =========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

X.com Premier S&P 500 Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------------------------------------------------------

                                                                                                         For the Period November
                                                                                                                        18, 1999
                                                                                   For the Six Months           (commencement of
                                                                                  Ended June 30, 2000        operations) through
                                                                                           (Unaudited)         December 31, 1999
                                                                                  -------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                              $      12,975                $       110
     Net realized gain                                                                        663,155                         60
     Net change in unrealized appreciation (depreciation)                                    (633,622)                     9,072
                                                                                        -------------                -----------
Net increase in net assets resulting from operations                                           42,508                      9,242
Distributions to shareholders:                                                          -------------                -----------

     From net investment income                                                               (13,103)                         0
                                                                                        -------------                -----------
Total distributions to shareholders                                                           (13,103)                         0
                                                                                        -------------                -----------
Capital share transactions:
     Proceeds from shares sold                                                              6,438,106                    307,436
     Net asset value of shares issued in reinvestment of dividends and distributions            3,403                          0
     Cost of shares redeemed                                                               (4,424,321)                   (78,626)
                                                                                        -------------                -----------
Net increase in net assets resulting from capital share transactions                        2,017,188                    228,810
                                                                                        -------------                -----------
Increase in net assets                                                                      2,046,593                    238,052

NET ASSETS:
Beginning of period                                                                           238,052                          0
                                                                                        -------------                -----------
End of period (including undistributed net investment income of $54 and $182,
              respectively)                                                             $   2,284,645                $   238,052
                                                                                        =============                ===========
SHARES ISSUED AND REDEEMED:
     Shares sold                                                                              576,458                     27,699
     Shares issued in reinvestment of dividends and distributions                                 289                          0
     Shares redeemed                                                                         (396,511)                    (6,986)
                                                                                        -------------                -----------
Net increase in shares outstanding                                                            180,236                     20,713
                                                                                        =============                ===========

_______________________________________________________________________________

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period


X.com Premier S&P 500 Fund

-----------------------------------------------------------------------------------------------------------
                                                                                                Period From
                                                                                  Six         Nov. 18, 1999
                                                                         Months Ended         (Commencement
                                                                        Jun. 30, 2000     of Operations) to
                                                                           (Unaudited)        Dec. 31, 1999
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $     11.49           $     11.01
                                                                          -----------           -----------
Income from investment operations:
     Net investment income                                                       0.06                  0.01
     Net realized and unrealized gain (loss) on investments                     (0.11)                 0.47
                                                                          -----------           -----------
Total from investment operations                                                (0.05)                 0.48
                                                                          -----------           -----------
Less distributions:
     From net investment income                                                 (0.07)                 0.00
     From net realized gains                                                     0.00                  0.00
                                                                          -----------           -----------
Total distributions                                                             (0.07)                 0.00
                                                                          -----------           -----------
Net asset value, end of period                                            $     11.37           $     11.49
                                                                          ===========           ===========
Total return                                                                    (0.42)% ++             4.36%  ++
                                                                          ===========           ===========
Ratios/Supplemental data:
     Net assets, end of period (000s)                                     $     2,285           $       238
     Ratio of expenses to average net assets                 1                  (0.01)% +              0.00%  +
     Ratio of net investment income to average net assets    2                   1.36 % +              1.40%  +

-----------------------------------------------------------------------------------------------------------

1    Ratio of expenses to average net assets prior to waived
     fees and reimbursed expenses                                                0.28%  +               0.28%  +
2    Ratio of net investment income (loss) to average net
     assets prior to waived fees and reimbursed expenses                         1.07%  +               1.12%  +

+    Annualized.
++   Not Annualized

The accompanying notes are an integral part of these financial statements.

X.COM PREMIER S&P 500 FUND
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     X.com Premier S&P 500 Fund (the "Fund") is one of a diversified series of X.com Funds (the "Trust"), a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on June 3, 1999.

     The investment objective of the Premier S&P 500 Fund is to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the Standard and Poor's 500 Composite Stock Price Index.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Investment Policy and Security Valuation

     The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") a separate series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (0.06% as of June 30, 2000).

     The method by which the MIP values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

     Security Transactions and Income Recognition

     The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

     The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     Dividends and Distributions to Shareholders

     Dividends to shareholders from net investment income of the Fund are declared and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

     Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

     Federal Income Taxes

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     X.com Asset Management, Inc. ("XAM"), a wholly owned subsidiary of X.com Corporation ("X.com") serves as the Funds' investment adviser. For both their advisory and administrative services, XAM is paid a "unified" fee from the Fund at an annual rate of 0.23% of the Fund's average daily net assets. Under this agreement between the Trust and XAM, XAM assumes all ordinary recurring direct costs of the Trust, such as custodian fees, director's fees, transfer agency fees and accounting fees, and excludes, generally, advisory fees and costs related to security transactions. XAM may delegate some of their administrative duties to the administrator.

     A fee waiver for the fund is made pursuant to an expense limitation and reimbursement agreement with XAM that is in effect for an initial term of one year and will be renewed thereafter automatically for a one year term on an annual basis. The agreement can be changed, terminated or not renewed by either party only by giving 90 days' prior notice. XAM waived all fees incurred totaling 0.28% of its average daily net assets, with XAM contributing to the Premier S&P 500 Fund an additional 0.01% of its average daily net assets for the period ended June 30, 2000.

     X.com serves as the shareholder servicing agent for the Fund. X.com is also responsible for maintaining the Fund's shareholder accounts.

     Investor's Bank & Trust Company (the "Administrator") provides administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. XAM compensates the Administrator for services performed.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                               Shares                Value
     ------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS--96.53%
     ADVERTISING--0.25%
     ------------------------------------------------------------------------------------------------------------------
     Interpublic Group of Companies Inc.                                                    88,983           $3,826,269
     Omnicom Group Inc.                                                                     52,409            4,667,677
     Young & Rubicam Inc.                                                                   21,250            1,215,234
     ------------------------------------------------------------------------------------------------------------------
                                                                                                              9,709,180
     ------------------------------------------------------------------------------------------------------------------

     AEROSPACE / DEFENSE--0.99%
     ------------------------------------------------------------------------------------------------------------------
     Boeing Co.                                                                            267,657           11,191,408
     General Dynamics Corp.                                                                 59,166            3,091,423
     Goodrich (B.F.) Co.                                                                    31,653            1,078,180
     Honeywell International Inc.                                                          235,506            7,933,608
     Lockheed Martin Corp.                                                                 118,063            2,929,438
     Northrop Grumman Corp.                                                                 20,579            1,363,359
     Raytheon Co. "B"                                                                      100,313            1,931,025
     United Technologies Corp.                                                             138,858            8,175,265
     ------------------------------------------------------------------------------------------------------------------
                                                                                                             37,693,706
     ------------------------------------------------------------------------------------------------------------------

     AIRLINES--0.17%
     ------------------------------------------------------------------------------------------------------------------
     AMR Corp.                                           +                                  44,117            1,166,343
     Delta Air Lines Inc.                                                                   36,167            1,828,694
     Southwest Airlines Co.                                                                146,387            2,772,204
     US Airways Group Inc.                               +                                  19,665              766,935
     ------------------------------------------------------------------------------------------------------------------
                                                                                                              6,534,176
     ------------------------------------------------------------------------------------------------------------------

     APPAREL--0.13%
     ------------------------------------------------------------------------------------------------------------------
     Liz Claiborne Inc.                                                                     16,121              568,265
     Nike Inc. "B"                                                                          80,682            3,212,152
     Reebok International Ltd.                           +                                  16,696              266,093
     Russell Corp.                                                                           9,607              192,140
     VF Corp.                                                                               33,740              803,434
     ------------------------------------------------------------------------------------------------------------------
                                                                                                              5,042,084
     ------------------------------------------------------------------------------------------------------------------

     AUTO MANUFACTURERS--0.68%
     ------------------------------------------------------------------------------------------------------------------
     Ford Motor Co.                                                                        355,660           15,293,380
     General Motors Corp. "A"                                                              157,839            9,164,527
     Navistar International Corp.                        +                                  18,266              567,388
     PACCAR Inc.                                                                            22,623              897,850
     ------------------------------------------------------------------------------------------------------------------
                                                                                                             25,923,145
     ------------------------------------------------------------------------------------------------------------------

     AUTO PARTS & EQUIPMENT--0.18%
     ------------------------------------------------------------------------------------------------------------------
     Cooper Tire & Rubber Co.                                                               21,817              242,714
     Dana Corp.                                                                             44,980              953,014
     Delphi Automotive Systems Corp.                                                       166,161            2,419,720
     Goodyear Tire & Rubber Co.                                                             46,125              922,500
     TRW Inc.                                                                               36,427            1,580,021
     Visteon Corp.                                       +                                  46,568              564,634
     ------------------------------------------------------------------------------------------------------------------
                                                                                                              6,682,603
     ------------------------------------------------------------------------------------------------------------------

     BANKS--4.37%
     ------------------------------------------------------------------------------------------------------------------
     Amsouth Bancorp                                                                       115,902            1,825,457
     Bank of America Corp.                                                                 488,955           21,025,065
     Bank of New York Co. Inc.                                                             217,656           10,121,004


The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                               Shares                Value
     ------------------------------------------------------------------------------------------------------------------
     Bank One Corp.                                                                        338,401         $  8,988,777
     BB&T Corp.                                                                            102,884            2,456,356
     Charter One Financial Inc.                                                             61,800            1,421,400
     Chase Manhattan Corp.                                                                 364,952           16,810,602
     Comerica Inc.                                                                          46,138            2,070,443
     Fifth Third Bancorp                                                                    91,408            5,781,556
     First Union Corp.                                                                     289,342            7,179,298
     Firstar Corp.                                                                         286,181            6,027,687
     FleetBoston Financial Corp.                                                           265,918            9,041,212
     Golden West Financial Corp.                                                            46,604            1,902,026
     Huntington Bancshares Inc.                                                             65,477            1,035,355
     KeyCorp                                                                               128,259            2,260,565
     Mellon Financial Corp.                                                                144,933            5,280,996
     Morgan (J.P.) & Co. Inc.                                                               47,939            5,279,282
     National City Corp.                                                                   178,864            3,051,867
     Northern Trust Corp.                                                                   65,596            4,267,840
     Old Kent Financial Corp.                                                               40,530            1,084,177
     PNC Bank Corp.                                                                         85,645            4,014,609
     Regions Financial Corp.                                                                65,133            1,294,518
     SouthTrust Corp.                                                                       49,639            1,123,082
     State Street Corp.                                                                     47,492            5,037,120
     Summit Bancorp                                                                         51,906            1,278,185
     SunTrust Banks Inc.                                                                    89,242            4,077,244
     Synovus Financial Corp.                                                                83,331            1,468,709
     U.S. Bancorp                                                                          221,809            4,269,823
     Union Planters Corp.                                                                   39,895            1,114,567
     Wachovia Corp.                                                                         59,690            3,238,182
     Washington Mutual Inc.                                                                161,622            4,666,835
     Wells Fargo & Company                                                                 475,374           18,420,742
     ------------------------------------------------------------------------------------------------------------------
                                                                                                            166,914,581
     ------------------------------------------------------------------------------------------------------------------

     BEVERAGES--1.95%
     ------------------------------------------------------------------------------------------------------------------
     Anheuser-Busch Companies Inc.                                                         133,274            9,953,902
     Brown-Forman Corp. "B"                                                                 20,210            1,086,287
     Coca-Cola Co.                                                                         730,291           41,946,089
     Coca-Cola Enterprises                                                                 124,098            2,024,349
     Coors (Adolph) Company "B"                                                             10,832              655,336
     PepsiCo Inc.                                                                          425,204           18,895,003
     ------------------------------------------------------------------------------------------------------------------
                                                                                                             74,560,966
     ------------------------------------------------------------------------------------------------------------------

     BIOTECHNOLOGY--0.63%
     ------------------------------------------------------------------------------------------------------------------
     Amgen Inc.                                  +                                         302,912           21,279,568
     Biogen Inc.                                 +                                          43,850            2,828,325
     ------------------------------------------------------------------------------------------------------------------
                                                                                                             24,107,893
     ------------------------------------------------------------------------------------------------------------------

     BUILDING MATERIALS--0.11%
     ------------------------------------------------------------------------------------------------------------------
     Armstrong Holdings Inc.                                                                11,893              182,112
     Masco Corp.                                                                           132,383            2,391,168
     Owens Corning                                                                          16,386              151,570
     Vulcan Materials Co.                                                                   29,770            1,270,807
     ------------------------------------------------------------------------------------------------------------------
                                                                                                              3,995,657
     ------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                                         Shares                  Value
     ------------------------------------------------------------------------------------------------------------------------------
     CHEMICALS--0.86%
     ------------------------------------------------------------------------------------------------------------------------------
     Air Products & Chemicals Inc.                                                                    67,659             $2,084,743
     Ashland Inc.                                                                                     20,837                730,597
     Dow Chemical Co.                                                                                199,424              6,020,112
     Du Pont (E.I.) de Nemours                                                                       309,057             13,521,244
     Eastman Chemical Co.                                                                             22,582              1,078,290
     Engelhard Corp.                                                                                  37,703                643,307
     Grace (W.R.) & Company                              +                                            19,928                241,627
     Great Lakes Chemical Corp.                                                                       16,041                505,291
     Hercules Inc.                                                                                    31,616                444,600
     Praxair Inc.                                                                                     46,501              1,740,881
     Rohm & Haas Co. "A"                                                                              64,196              2,214,762
     Sherwin-Williams Co.                                                                             48,277              1,022,869
     Sigma-Aldrich Corp.                                                                              25,191                736,837
     Union Carbide Corp.                                                                              39,767              1,968,466
     ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         32,953,626
     ------------------------------------------------------------------------------------------------------------------------------

     COMMERCIAL SERVICES--0.48%
     ------------------------------------------------------------------------------------------------------------------------------
     Block (H & R) Inc.                                                                               28,977                938,130
     Cendant Corp.                                       +                                           212,779              2,978,906
     Convergys Corp.                                     +                                            45,200              2,344,750
     Deluxe Corp.                                                                                     21,374                503,625
     Donnelley (R.R.) & Sons Co.                                                                      35,965                811,460
     Dun & Bradstreet Corp.                                                                           47,696              1,365,298
     Ecolab Inc.                                                                                      38,220              1,492,969
     Equifax Inc.                                                                                     41,646              1,093,207
     McKesson HBOC Inc.                                                                               83,116              1,740,241
     Paychex Inc.                                                                                    109,551              4,601,142
     Quintiles Transnational Corp.                       +                                            34,000                480,250
     ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,349,978
     ------------------------------------------------------------------------------------------------------------------------------

     COMPUTERS--11.17%
     ------------------------------------------------------------------------------------------------------------------------------
     Adaptec Inc.                                        +                                            30,700                698,425
     Apple Computer Inc.                                 +                                            95,992              5,027,581
     Cabletron Systems                                   +                                            53,807              1,358,627
     Ceridian Corp.                                      +                                            42,803              1,029,947
     Cisco Systems Inc.                                  +                                         2,052,472            130,460,252
     Compaq Computer Corp.                                                                           500,962             12,805,841
     Computer Sciences Corp.                             +                                            49,381              3,688,143
     Dell Computer Corp.                                 +                                           759,796             37,467,440
     Electronic Data Systems Corp.                                                                   137,448              5,669,730
     EMC Corporation                                     +                                           640,258             49,259,850
     Gateway Inc.                                        +                                            94,998              5,391,136
     Hewlett-Packard Co.                                                                             295,134             36,854,858
     International Business Machines Corp.                                                           523,099             57,312,034
     Lexmark International Group Inc. "A"                +                                            38,175              2,567,269
     NCR Corp.                                           +                                            28,050              1,092,197
     Network Appliance Inc.                              +                                            89,850              7,232,925
     Sapient Corp.                                       +                                            17,300              1,850,019
     Seagate Technology Inc.                             +                                            67,076              3,689,180
     Sun Microsystems Inc.                               +                                           468,086             42,566,571
     3Com Corp.                                          +                                           103,468              5,962,344

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                                         Shares                  Value
     ------------------------------------------------------------------------------------------------------------------------------
     Unisys Corp.                                          +                                          91,975             $1,339,386
     Veritas Software Corp.                                +                                         115,309             13,031,716
     ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        426,355,471
     ------------------------------------------------------------------------------------------------------------------------------

     COSMETICS / PERSONAL CARE--1.49%
     ------------------------------------------------------------------------------------------------------------------------------
     Alberto-Culver Co. "B"                                                                           16,427                502,050
     Avon Products Inc.                                                                               70,093              3,119,138
     Colgate-Palmolive Co.                                                                           170,134             10,186,773
     Gillette Co.                                                                                    307,983             10,760,156
     International Flavors & Fragrances Inc.                                                          30,348                916,130
     Kimberly-Clark Corp.                                                                            163,941              9,406,115
     Procter & Gamble Co.                                                                            385,931             22,094,550
     ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         56,984,912
     ------------------------------------------------------------------------------------------------------------------------------

     DISTRIBUTION / WHOLESALE--0.16%
     ------------------------------------------------------------------------------------------------------------------------------
     Costco Wholesale Corp.                                +                                         131,776              4,348,608
     Genuine Parts Co.                                                                                52,188              1,043,760
     Grainger (W.W.) Inc.                                                                             27,673                852,674
     ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,245,042
     ------------------------------------------------------------------------------------------------------------------------------

     DIVERSIFIED FINANCIAL SERVICES--5.12%
     ------------------------------------------------------------------------------------------------------------------------------
     American Express Co.                                                                            394,141             20,544,600
     Associates First Capital Corp.                                                                  214,910              4,795,179
     Bear Stearns Companies Inc.                                                                      32,599              1,356,933
     Capital One Financial Corp.                                                                      57,740              2,576,648
     Citigroup Inc.                                                                                  995,704             59,991,166
     Countrywide Credit Industries Inc.                                                               33,474              1,014,681
     Federal Home Loan Mortgage Corporation                                                          205,111              8,306,995
     Federal National Mortgage Association                                                           297,183             15,509,238
     Franklin Resources Inc.                                                                          71,881              2,183,385
     Household International Inc.                                                                    139,616              5,802,790
     Lehman Brothers Holdings Inc.                                                                    35,675              3,373,517
     MBNA Corp.                                                                                      236,525              6,415,741
     Merrill Lynch & Co. Inc.                                                                        114,437             13,160,255
     Morgan Stanley Dean Witter & Co.                                                                333,984             27,804,168
     Paine Webber Group Inc.                                                                          43,004              1,956,682
     Price (T. Rowe) Associates                                                                       35,650              1,515,125
     Providian Financial Corp.                                                                        42,059              3,785,310
     Schwab (Charles) Corp.                                                                          401,777             13,509,752
     SLM Holding Corp.                                                                                46,234              1,730,885
     ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        195,333,050
     ------------------------------------------------------------------------------------------------------------------------------

     ELECTRIC--1.58%
     ------------------------------------------------------------------------------------------------------------------------------
     AES Corp.                                             +                                         125,810              5,740,081
     Ameren Corp.                                                                                     40,466              1,365,727
     American Electric Power Inc.                                                                     94,948              2,812,835
     Cinergy Corp.                                                                                    46,911              1,193,299
     CMS Energy Corp.                                                                                 32,343                715,589
     Consolidated Edison Inc.                                                                         62,520              1,852,155
     Constellation Energy Group Inc.                                                                  44,110              1,436,332
     CP&L Energy Inc.                                                                                 47,126              1,505,087
     Dominion Resources Inc.                                                                          70,218              3,010,597
     DTE Energy Co.                                                                                   42,110              1,286,987

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                                Shares                    Value
     -----------------------------------------------------------------------------------------------------------------------
     Duke Energy Corp.                                                                      108,456              $ 6,114,207
     Edison International                                                                    98,024                2,009,492
     Entergy Corp.                                                                           67,882                1,845,542
     FirstEnergy Corp.                                                                       68,161                1,593,263
     Florida Progress Corp.                                                                  29,108                1,364,438
     FPL Group Inc.                                                                          52,606                2,603,997
     GPU Inc.                                                                                35,807                  969,027
     New Century Energies Inc.                                                               34,343                1,030,290
     Niagara Mohawk Holdings Inc.                           +                                50,880                  709,140
     Northern States Power Co.                                                               46,395                  936,599
     PECO Energy Co.                                                                         50,048                2,017,560
     PG&E Corp.                                                                             113,712                2,800,158
     Pinnacle West Capital Corp.                                                             25,000                  846,875
     PP & L Resources Inc.                                                                   42,577                  934,033
     Public Service Enterprise Group Inc.                                                    63,813                2,209,525
     Reliant Energy Inc.                                                                     87,234                2,578,855
     Southern Co.                                                                           191,400                4,462,013
     TXU Corporation                                                                         77,811                2,295,424
     Unicom Corp.                                                                            52,448                2,029,082
     -----------------------------------------------------------------------------------------------------------------------
                                                                                                                  60,268,209
     -----------------------------------------------------------------------------------------------------------------------

     ELECTRICAL COMPONENTS & EQUIPMENT--
     0.33%
     -----------------------------------------------------------------------------------------------------------------------
     American Power Conversion Corp.                        +                                57,200                2,334,475
     Emerson Electric Co.                                                                   125,932                7,603,145
     Molex Inc.                                                                              57,850                2,784,031
     -----------------------------------------------------------------------------------------------------------------------
                                                                                                                  12,721,651
     -----------------------------------------------------------------------------------------------------------------------

     ELECTRONICS--1.44%
     -----------------------------------------------------------------------------------------------------------------------
     Agilent Technologies Inc.                              +                               133,393                9,837,734
     Analog Devices Inc.                                    +                               104,380                7,932,880
     Johnson Controls Inc.                                                                   25,308                1,298,617
     Linear Technology Corp.                                                                 91,800                5,869,462
     Maxim Integrated Products Inc.                         +                                83,400                5,665,987
     Millipore Corp.                                                                         13,625                1,026,984
     Parker Hannifin Corp.                                                                   33,031                1,131,312
     PE Corp. (Biosystems Group)                                                             61,422                4,046,174
     PerkinElmer Inc.                                                                        14,448                  955,374
     Sanmina Corp.                                          +                                43,750                3,740,625
     Solectron Corp.                                        +                               175,954                7,368,074
     Tektronix Inc.                                                                          14,210                1,051,540
     Teradyne Inc.                                          +                                51,090                3,755,115
     Thermo Electron Corp.                                  +                                46,003                  968,938
     Thomas & Betts Corp.                                                                    17,143                  327,860
     -----------------------------------------------------------------------------------------------------------------------
                                                                                                                  54,976,676
     -----------------------------------------------------------------------------------------------------------------------

     ENGINEERING & CONSTRUCTION--0.02%
     -----------------------------------------------------------------------------------------------------------------------
     Fluor Corp.                                                                             22,558                  713,407
     -----------------------------------------------------------------------------------------------------------------------
                                                                                                                     713,407
     -----------------------------------------------------------------------------------------------------------------------

     ENTERTAINMENT--0.02%
     -----------------------------------------------------------------------------------------------------------------------
     Harrah's Entertainment Inc.                            +                                36,015                  754,064
     -----------------------------------------------------------------------------------------------------------------------
                                                                                                                     754,064
     -----------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments


     Security                                                                               Shares                Value
     ------------------------------------------------------------------------------------------------------------------
     ENVIRONMENTAL CONTROL--0.11%
     ------------------------------------------------------------------------------------------------------------------
     Allied Waste Industries Inc.                        +                                   55,715         $   557,150
     Waste Management Inc.                                                                  183,268           3,482,092
     ------------------------------------------------------------------------------------------------------------------
                                                                                                              4,039,242
     ------------------------------------------------------------------------------------------------------------------

     FOOD--1.86%
     ------------------------------------------------------------------------------------------------------------------
     Albertson's Inc.                                                                       124,976           4,155,452
     Archer-Daniels-Midland Co.                                                             177,683           1,743,514
     Bestfoods                                                                               80,962           5,606,618
     Campbell Soup Co.                                                                      124,661           3,630,752
     ConAgra Inc.                                                                           145,231           2,768,466
     General Mills Inc.                                                                      86,036           3,290,877
     Great Atlantic & Pacific Tea Co.                                                        11,288             187,663
     Heinz (H.J.) Co.                                                                       103,902           4,545,713
     Hershey Foods Corp.                                                                     40,435           1,968,679
     Kellogg Co.                                                                            119,649           3,559,558
     Kroger Co.                                          +                                  246,360           5,435,318
     Nabisco Group Holdings Corp. "A"                                                        96,363           2,499,415
     Quaker Oats Co.                                                                         38,658           2,904,182
     Ralston Purina Co.                                                                      90,546           1,805,261
     Safeway Inc.                                        +                                  146,509           6,611,219
     Sara Lee Corp.                                                                         256,527           4,954,178
     Super Value Inc.                                                                        38,779             739,225
     Sysco Corp.                                                                             98,312           4,141,393
     Unilever NV                                                                            168,689           7,253,627
     Winn-Dixie Stores Inc.                                                                  42,658             610,543
     Wrigley William Jr. Co.                                                                 33,637           2,697,267
     ------------------------------------------------------------------------------------------------------------------
                                                                                                             71,108,920
     ------------------------------------------------------------------------------------------------------------------

     FOREST PRODUCTS & PAPER--0.37%
     ------------------------------------------------------------------------------------------------------------------
     Boise Cascade Corp.                                                                     16,843             435,813
     Fort James Corp.                                                                        60,728           1,404,335
     Georgia-Pacific Corp.                                                                   50,289           1,320,086
     International Paper Co.                                                                142,526           4,249,056
     Louisiana-Pacific Corp.                                                                 30,771             334,635
     Mead Corp.                                                                              30,346             766,236
     Potlatch Corp.                                                                           8,471             280,602
     Temple-Inland Inc.                                                                      15,437             648,354
     Westvaco Corp.                                                                          29,713             737,254
     Weyerhaeuser Co.                                                                        68,695           2,953,885
     Willamette Industries Inc.                                                              32,672             890,312
     ------------------------------------------------------------------------------------------------------------------
                                                                                                             14,020,568
     ------------------------------------------------------------------------------------------------------------------

     GAS--0.07%
     ------------------------------------------------------------------------------------------------------------------
     Eastern Enterprises                                                                      8,032             506,016
     NICOR Inc.                                                                              13,745             448,431
     ONEOK Inc.                                                                               8,584             222,648
     Peoples Energy Corp.                                                                    10,459             338,610
     Sempra Energy                                                                           60,279           1,024,743
     ------------------------------------------------------------------------------------------------------------------
                                                                                                              2,540,448
     ------------------------------------------------------------------------------------------------------------------

     HAND / MACHINE TOOLS--0.05%
     ------------------------------------------------------------------------------------------------------------------
     Black & Decker Corp.                                                                    25,127             987,805




The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                               Shares                  Value
     ----------------------------------------------------------------------------------------------------------------------
     Snap-On Inc.                                                                           17,253              $   459,361
     Stanley Works (The)                                                                    25,902                  615,172
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,062,338
     HEALTH CARE--2.54%
     ----------------------------------------------------------------------------------------------------------------------
     Allergan Inc.                                                                          38,250                2,849,625
     Bard (C.R.) Inc.                                                                       14,878                  716,004
     Bausch & Lomb Inc.                                                                     15,621                1,208,675
     Baxter International Inc.                                                              85,621                6,020,227
     Becton Dickinson & Co.                                                                 74,461                2,136,100
     Biomet Inc.                                                                            34,868                1,340,239
     Boston Scientific Corp.                               +                               120,321                2,639,542
     Guidant Corp.                                         +                                90,411                4,475,344
     HCA - The Healthcare Company                                                          164,536                4,997,781
     Healthsouth Corp.                                     +                               113,709                  817,283
     Humana Inc.                                           +                                49,704                  242,307
     Johnson & Johnson                                                                     410,347               41,804,101
     Mallinckrodt Group Inc.                                                                19,824                  861,105
     Manor Care Inc.                                       +                                30,186                  211,302
     Medtronic Inc.                                                                        353,156               17,591,583
     St. Jude Medical Inc.                                 +                                24,753                1,135,544
     Tenet Healthcare Corp.                                                                 92,273                2,491,371
     UnitedHealth Group Inc.                                                                47,903                4,107,682
     Wellpoint Health Networks Inc.                        +                                18,355                1,329,590
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                 96,975,405
     ----------------------------------------------------------------------------------------------------------------------

     HOLDING COMPANIES-DIVERSIFIED--0.20%
     ----------------------------------------------------------------------------------------------------------------------
     Seagram Co. Ltd.                                                                      128,787                7,469,646
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                  7,469,646
     ----------------------------------------------------------------------------------------------------------------------

     HOME BUILDERS--0.03%
     ----------------------------------------------------------------------------------------------------------------------
     Centex Corp.                                                                           17,515                  411,602
     Kaufman & Broad Home Corp.                                                             14,179                  280,921
     Pulte Corp.                                                                            12,137                  262,463
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                    954,986
     ----------------------------------------------------------------------------------------------------------------------

     HOME FURNISHINGS--0.07%
     ----------------------------------------------------------------------------------------------------------------------
     Leggett & Platt Inc.                                                                   58,000                  957,000
     Maytag Corp.                                                                           23,111                  852,218
     Whirlpool Corp.                                                                        21,581                1,006,214
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,815,432
     ----------------------------------------------------------------------------------------------------------------------

     HOUSEHOLD PRODUCTS / WARES--0.24%
     ----------------------------------------------------------------------------------------------------------------------
     American Greetings Corp. "A"                                                           19,020                  361,380
     Avery Dennison Corp.                                                                   33,083                2,220,696
     Clorox Co.                                                                             69,302                3,105,596
     Fortune Brands Inc.                                                                    46,748                1,078,126
     Newell Rubbermaid Inc.                                                                 78,590                2,023,693
     Tupperware Corp.                                                                       17,021                  374,462
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                  9,163,953
     ----------------------------------------------------------------------------------------------------------------------

     INSURANCE--2.84%
     Aetna Inc.                                                                             41,589                2,669,494
     AFLAC Inc.                                                                             78,282                3,596,079

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                                Shares                Value
     ----------------------------------------------------------------------------------------------------------------------
     Allstate Corp.                                                                         219,699            $  4,888,303
     American General Corp.                                                                  73,323               4,472,703
     American International Group                                                           454,825              53,441,938
     AON Corp.                                                                               75,472               2,344,334
     Chubb Corp.                                                                             51,669               3,177,643
     CIGNA Corp.                                                                             48,077               4,495,199
     Cincinnati Financial Corp.                                                              47,444               1,491,521
     Conseco Inc.                                                                            95,946                 935,473
     Hartford Financial Services Group Inc.                                                  63,362               3,544,312
     Jefferson-Pilot Corp.                                                                   30,464               1,719,312
     Lincoln National Corp.                                                                  56,547               2,042,760
     Loews Corp.                                                                             29,113               1,746,780
     Marsh & McLennan Companies Inc.                                                         79,585               8,311,659
     MBIA Inc.                                                                               29,039               1,399,317
     MGIC Investment Corp.                                                                   31,231               1,421,010
     Progressive Corporation                                                                 21,575               1,596,550
     SAFECO Corp.                                                                            37,622                 747,737
     St. Paul Companies Inc.                                                                 62,543               2,134,280
     Torchmark Corp.                                                                         37,786                 932,842
     UNUMProvident Corp.                                                                     70,960               1,423,635
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                108,532,881
     ----------------------------------------------------------------------------------------------------------------------

     IRON / STEEL--0.05%
     ----------------------------------------------------------------------------------------------------------------------
     Allegheny Technologies Inc.                                                             24,570                 442,260
     Bethlehem Steel Corp.                               +                                   39,001                 138,941
     Nucor Corp.                                                                             25,074                 832,143
     USX-U.S. Steel Group Inc.                                                               26,033                 483,238
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,896,582
     ----------------------------------------------------------------------------------------------------------------------

     LEISURE TIME--0.22%
     ----------------------------------------------------------------------------------------------------------------------
     Brunswick Corp.                                                                         25,932                 429,499
     Carnival Corp. "A"                                                                     178,339               3,477,610
     Harley-Davidson Inc.                                                                    89,600               3,449,600
     Sabre Holdings Corp.                                                                    38,105               1,085,993
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                  8,442,702
     ----------------------------------------------------------------------------------------------------------------------

     LODGING--0.09%
     ----------------------------------------------------------------------------------------------------------------------
     Hilton Hotels Corp.                                                                    108,662               1,018,706
     Marriott International Inc.                                                             70,733               2,550,809
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,569,515
     ----------------------------------------------------------------------------------------------------------------------

     MACHINERY--0.34%
     ----------------------------------------------------------------------------------------------------------------------
     Briggs & Stratton Corp.                                                                  6,622                 226,803
     Caterpillar Inc.                                                                       102,878               3,484,992
     Cummins Engine Company Inc.                                                             12,200                 332,450
     Deere & Co.                                                                             69,077               2,555,849
     Dover Corp.                                                                             59,863               2,428,193
     Ingersoll-Rand Co.                                                                      47,786               1,923,387
     McDermott International Inc.                                                            17,706                 156,034
     Rockwell International Corp.                                                            55,445               1,746,517
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                 12,854,225
     ----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                               Shares                  Value
     --------------------------------------------------------------------------------------------------------------------
     MANUFACTURERS--6.08%
     --------------------------------------------------------------------------------------------------------------------
     Cooper Industries Inc.                                                                 27,520           $    896,120
     Corning Inc.                                                                           81,353             21,955,141
     Crane Co.                                                                              17,843                433,808
     Danaher Corp.                                                                          41,806              2,066,784
     Eastman Kodak Co.                                                                      91,441              5,440,740
     Eaton Corp.                                                                            21,496              1,440,232
     FMC Corp.                                            +                                  8,992                521,536
     General Electric Co.                                                                2,919,108            154,712,724
     Illinois Tool Works Inc.                                                               88,936              5,069,352
     ITT Industries Inc.                                                                    25,973                788,930
     Minnesota Mining & Manufacturing Co.                                                  116,771              9,633,608
     National Service Industries Inc.                                                       11,998                233,961
     Pall Corp.                                                                             36,449                674,307
     Polaroid Corp.                                                                         13,220                238,786
     PPG Industries Inc.                                                                    51,394              2,277,397
     Textron Inc.                                                                           42,584              2,312,844
     Tyco International Ltd.                                                               498,078             23,596,445
     --------------------------------------------------------------------------------------------------------------------
                                                                                                              232,292,715
     --------------------------------------------------------------------------------------------------------------------

     MEDIA--3.14%
     --------------------------------------------------------------------------------------------------------------------
     Clear Channel Communications Inc.                    +                                100,045              7,503,375
     Comcast Corp. "A"                                    +                                264,908             10,728,774
     Disney (Walt) Co.                                                                     613,024             23,792,994
     Dow Jones & Co. Inc.                                                                   26,136              1,914,462
     Gannett Co. Inc.                                                                       78,630              4,703,057
     Harcourt General Inc.                                                                  21,181              1,151,717
     Knight Ridder Inc.                                                                     22,948              1,220,547
     McGraw-Hill Companies Inc.                                                             57,345              3,096,630
     Meredith Corp.                                                                         14,947                504,461
     New York Times Co. "A"                                                                 50,154              1,981,083
     Time Warner Inc.                                                                      388,170             29,500,920
     Tribune Co.                                                                            91,032              3,186,120
     Viacom Inc. "B"                                      +                                449,923             30,679,125
     --------------------------------------------------------------------------------------------------------------------
                                                                                                              119,963,265
     --------------------------------------------------------------------------------------------------------------------

     METAL FABRICATE / HARDWARE--0.02%
     --------------------------------------------------------------------------------------------------------------------
     Timken Co.                                                                             17,951                334,337
     Worthington Industries Inc.                                                            25,390                266,595
     --------------------------------------------------------------------------------------------------------------------
                                                                                                                  600,932
     --------------------------------------------------------------------------------------------------------------------

     METALS-DIVERSIFIED--0.30%
     --------------------------------------------------------------------------------------------------------------------
     Alcan Aluminium Ltd.                                                                   64,565              2,001,515
     Alcoa Inc.                                                                            254,914              7,392,506
     Freeport-McMoRan Copper & Gold Inc.                  +                                 47,174                436,360
     Inco Ltd.                                            +                                 53,637                824,669
     Phelps Dodge Corp.                                                                     23,201                862,787
     --------------------------------------------------------------------------------------------------------------------
                                                                                                               11,517,837
     --------------------------------------------------------------------------------------------------------------------

     MINING--0.12%
     --------------------------------------------------------------------------------------------------------------------
     Barrick Gold Corp.                                                                    116,748              2,123,354
     Homestake Mining Company                                                               76,835                528,241



The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments


     Security                                                                               Shares                    Value
     ----------------------------------------------------------------------------------------------------------------------
     Newmont Mining Corp.                                                                   49,505             $  1,070,546
     Placer Dome Inc.                                                                       96,556                  923,317
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,645,458
     ----------------------------------------------------------------------------------------------------------------------

     OFFICE / BUSINESS EQUIPMENT--0.19%
     ----------------------------------------------------------------------------------------------------------------------
     Pitney Bowes Inc.                                                                      76,003                3,040,120
     Xerox Corp.                                                                           196,566                4,078,745
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                  7,118,865
     ----------------------------------------------------------------------------------------------------------------------

     OIL & GAS PRODUCERS--4.74%
     ----------------------------------------------------------------------------------------------------------------------
     Amerada Hess Corp.                                                                     26,691                1,648,169
     Anadarko Petroleum Corp.                                                               37,795                1,863,766
     Apache Corp.                                                                           33,597                1,975,924
     Burlington Resources Inc.                                                              63,478                2,428,034
     Chevron Corp.                                                                         192,401               16,318,010
     Coastal Corp.                                                                          63,110                3,841,821
     Conoco Inc.                                                                           184,185                4,524,044
     Exxon Mobil Corp.                                                                   1,027,075               80,625,388
     Kerr-McGee Corp.                                                                       27,824                1,639,877
     Occidental Petroleum Corp.                                                            108,734                2,290,210
     Phillips Petroleum Co.                                                                 74,887                3,795,835
     Rowan Companies Inc.                                 +                                 27,675                  840,628
     Royal Dutch Petroleum Co.                                                             632,674               38,948,993
     Sunoco Inc.                                                                            26,137                  769,408
     Texaco Inc.                                                                           162,900                8,674,425
     Tosco Corp.                                                                            42,650                1,207,528
     Transocean Sedco Forex Inc.                                                            62,068                3,316,759
     Union Pacific Resources Group                                                          74,333                1,635,326
     Unocal Corp.                                                                           71,663                2,373,837
     USX-Marathon Group Inc.                                                                91,977                2,305,174
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                181,023,156
     ----------------------------------------------------------------------------------------------------------------------

     OIL & GAS SERVICES--0.57%
     ----------------------------------------------------------------------------------------------------------------------
     Baker Hughes Inc.                                                                      97,458                3,118,656
     Halliburton Co.                                                                       131,018                6,182,412
     Schlumberger Ltd.                                                                     167,942               12,532,672
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                 21,833,740
     ----------------------------------------------------------------------------------------------------------------------

     PACKAGING & CONTAINERS--0.09%
     ----------------------------------------------------------------------------------------------------------------------
     Ball Corp.                                                                              8,780                  282,606
     Bemis Co.                                                                              15,708                  528,182
     Crown Cork & Seal Co. Inc.                                                             37,841                  567,615
     Owens-Illinois Inc.                                  +                                 43,219                  505,122
     Pactiv Corp.                                         +                                 49,825                  392,372
     Sealed Air Corp.                                     +                                 24,657                1,291,410
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,567,307
     ----------------------------------------------------------------------------------------------------------------------

     PHARMACEUTICALS--8.02%
     ----------------------------------------------------------------------------------------------------------------------
     Abbott Laboratories                                                                   457,120               20,370,410
     ALZA Corp.                                           +                                 30,289                1,790,837
     American Home Products Corp.                                                          384,853               22,610,114
     Bristol-Myers Squibb Co.                                                              581,988               33,900,801
     Cardinal Health Inc.                                                                   81,252                6,012,648
     Lilly (Eli) and Company                                                               333,194               33,277,751



The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

      Security                                                              Shares                Value
      ----------------------------------------------------------------------------------------------------
      MedImmune Inc.                               +                       61,600            $   4,558,400
      Merck & Co. Inc.                                                    678,408               51,983,013
      Pfizer Inc.                                                       1,857,192               89,145,204
      Pharmacia & Upjohn Inc.                                             374,555               19,359,812
      Schering-Plough Corp.                                               431,964               21,814,182
      Watson Pharmaceutical Inc.                   +                       28,471                1,530,316
      ----------------------------------------------------------------------------------------------------
                                                                                               306,353,488
      ----------------------------------------------------------------------------------------------------

      PIPELINES--0.64%
      ----------------------------------------------------------------------------------------------------
      Columbia Energy Group                                                23,772                1,560,038
      EL Paso Energy Corp.                                                 68,257                3,476,841
      Enron Corp.                                                         215,970               13,930,065
      Williams Companies Inc.                                             130,360                5,434,383
      ----------------------------------------------------------------------------------------------------
                                                                                                24,401,327
      ----------------------------------------------------------------------------------------------------
      RETAIL--5.29%
      ----------------------------------------------------------------------------------------------------
      AutoZone Inc.                                +                       39,456                  868,023
      Bed Bath & Beyond Inc.                       +                       41,400                1,500,750
      Best Buy Co. Inc.                            +                       60,298                3,813,849
      Circuit City Stores Inc.                                             59,963                1,990,022
      Consolidated Stores Corp.                    +                       32,652                  391,824
      CVS Corp.                                                           115,144                4,605,760
      Darden Restaurants Inc.                                              36,480                  592,800
      Dillards Inc. "A"                                                    27,622                  338,370
      Dollar General Corp.                                                 97,130                1,894,035
      Federated Department Stores Inc.             +                       63,117                2,130,199
      Gap Inc.                                                            251,098                7,846,813
      Home Depot Inc.                                                     682,641               34,089,385
      Kmart Corp.                                  +                      141,959                  967,096
      Kohls Corp.                                  +                       96,218                5,352,126
      Limited Inc.                                                        126,776                2,741,531
      Longs Drug Stores Inc.                                               11,654                  253,475
      Lowe's Companies Inc.                                               112,790                4,631,439
      May Department Stores Co.                                            98,073                2,353,752
      McDonald's Corp.                                                    394,268               12,986,202
      Nordstrom Inc.                                                       39,715                  958,124
      Office Depot Inc.                            +                       93,299                  583,119
      Penney (J.C.) Company Inc.                                           76,999                1,419,669
      RadioShack Corp.                                                     55,075                2,609,178
      Rite Aid Corp.                                                       76,381                  501,250
      Sears, Roebuck and Co.                                              104,024                3,393,783
      Staples Inc.                                 +                      142,879                2,196,765
      Starbucks Corp.                              +                       54,200                2,069,763
      Target Corporation                                                  134,574                7,805,292
      Tiffany & Co.                                                        21,400                1,444,500
      TJX Companies Inc.                                                   88,503                1,659,431
      Toys R Us Inc.                               +                       63,825                  929,452
      Tricon Global Restaurants Inc.               +                       43,482                1,228,367
      Walgreen Co.                                                        297,328                9,570,245
      Wal-Mart Stores Inc.                                              1,315,010               75,777,451
      Wendy's International Inc.                                           33,543                  597,485
      ----------------------------------------------------------------------------------------------------
                                                                                               202,091,325
      ----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

      Security                                                                   Shares                Value
      -----------------------------------------------------------------------------------------------------------
      SEMICONDUCTORS--6.15%
      -----------------------------------------------------------------------------------------------------------
      Advanced Micro Devices Inc.                           +                     45,227             $  3,493,786
      Altera Corp.                                          +                     58,700                5,983,731
      Applied Materials Inc.                                +                    238,236               21,590,138
      Conexant Systems Inc.                                 +                     64,150                3,119,294
      Intel Corp.                                                                988,115              132,098,624
      KLA-Tencor Corp.                                      +                     54,896                3,214,847
      LSI Logic Corp.                                       +                     90,558                4,901,452
      Micron Technology Inc.                                +                    163,751               14,420,343
      National Semiconductor Corp.                          +                     52,131                2,958,434
      Novellus Systems Inc.                                 +                     38,500                2,177,656
      Texas Instruments Inc.                                                     482,776               33,160,677
      Xilinx Inc.                                           +                     94,800                7,826,925
      -----------------------------------------------------------------------------------------------------------
                                                                                                      234,945,907
      -----------------------------------------------------------------------------------------------------------

      SOFTWARE--7.90%
      -----------------------------------------------------------------------------------------------------------
      Adobe Systems Inc.                                                          35,326                4,592,380
      America Online Inc.                                   +                    677,842               35,756,166
      Autodesk Inc.                                                               17,182                  596,001
      Automatic Data Processing                                                  185,107                9,914,794
      BMC Software Inc.                                     +                     72,084                2,629,942
      Citrix Systems Inc.                                   +                     54,640                1,034,745
      Computer Associates International Inc.                                     173,596                8,885,945
      Compuware Corp.                                       +                    106,345                1,103,329
      First Data Corp.                                                           121,623                6,035,541
      IMS Health Inc.                                                             87,683                1,578,294
      Mercury Interactive Corp.                             +                     23,500                2,273,625
      Microsoft Corp.                                       +                  1,552,674              124,213,920
      Novell Inc.                                           +                     97,214                  899,230
      Oracle Corp.                                          +                    837,472               70,399,990
      Parametric Technology Corp.                           +                     81,453                  895,983
      PeopleSoft Inc.                                       +                     81,410                1,363,618
      Siebel Systems Inc.                                   +                     58,850                9,625,653
      Yahoo! Inc.                                           +                    160,330               19,860,879
      -----------------------------------------------------------------------------------------------------------
                                                                                                      301,660,035
      -----------------------------------------------------------------------------------------------------------

      TELECOMMUNICATION EQUIPMENT--4.54%
      -----------------------------------------------------------------------------------------------------------
      ADC Telecommunications Inc.                           +                     99,502                8,345,723
      Andrew Corp.                                          +                     23,767                  797,680
      Comverse Technology Inc.                              +                     45,050                4,189,650
      Lucent Technologies Inc.                                                   960,833               56,929,355
      Motorola Inc.                                                              634,980               18,454,106
      Nortel Networks Corp.                                                      873,984               59,649,408
      QUALCOMM Inc.                                         +                    218,596               13,115,760
      Scientific-Atlanta Inc.                                                     46,946                3,497,477
      Tellabs Inc.                                          +                    120,813                8,268,140
      -----------------------------------------------------------------------------------------------------------
                                                                                                      173,247,299
      -----------------------------------------------------------------------------------------------------------

      TELECOMMUNICATIONS--0.96%
      -----------------------------------------------------------------------------------------------------------
      Global Crossing Ltd.                                  +                    260,199                6,846,486
      Nextel Communications Inc. "A"                        +                    223,764               13,691,560
      Sprint Corp. (PCS Group)                              +                    270,013               16,065,774
      -----------------------------------------------------------------------------------------------------------
                                                                                                       36,603,820
      -----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                              Shares                     Value

     ----------------------------------------------------------------------------------------------------------------------
     TELEPHONE--5.62%
     ----------------------------------------------------------------------------------------------------------------------
     Alltel Corp.                                                                          93,034              $  5,762,293
     AT&T Corp.                                                                         1,107,175                35,014,417
     Bell Atlantic Corp.                                                                  456,085                23,174,819
     BellSouth Corp.                                                                      555,119                23,661,947
     CenturyTel Inc.                                                                       41,419                 1,190,796
     GTE Corp.                                                                            284,015                17,679,934
     SBC Communications Inc.                                                            1,003,688                43,409,506
     Sprint Corp. (FON Group)                                                             258,680                13,192,680
     US West Communications Inc.                                                          149,780                12,843,635
     WorldCom Inc.                                            +                           844,758                38,753,273
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                214,683,300
     ----------------------------------------------------------------------------------------------------------------------

     TEXTILES--0.00%
     ----------------------------------------------------------------------------------------------------------------------
     Springs Industries Inc. "A"                                                            5,242                   168,727
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                    168,727
     ----------------------------------------------------------------------------------------------------------------------

     TOBACCO--0.49%
     ----------------------------------------------------------------------------------------------------------------------
     Philip Morris Companies Inc.                                                         674,720                17,922,250
     UST Inc.                                                                              47,906                   703,619
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                 18,625,869
     ----------------------------------------------------------------------------------------------------------------------

     TOYS / GAMES / HOBBIES--0.06%
     ----------------------------------------------------------------------------------------------------------------------
     Hasbro Inc.                                                                           50,812                   765,356
     Mattel Inc.                                                                          125,622                 1,656,640
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,421,996
     ----------------------------------------------------------------------------------------------------------------------

     TRANSPORTATION--0.39%
     ----------------------------------------------------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.                                                   126,334                 2,897,786
     CSX Corp.                                                                             64,427                 1,365,047
     FedEx Corp.                                              +                            85,557                 3,251,166
     Kansas City Southern Industries Inc.                                                  32,841                 2,912,586
     Norfolk Southern Corp.                                                               113,050                 1,681,619
     Union Pacific Corp.                                                                   73,080                 2,717,663
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                14,825,867
     ----------------------------------------------------------------------------------------------------------------------

     TRUCKING & LEASING--0.01%
     ----------------------------------------------------------------------------------------------------------------------
     Ryder System Inc.                                                                     17,510                   331,596
     ----------------------------------------------------------------------------------------------------------------------
                                                                                                                   331,596
     ----------------------------------------------------------------------------------------------------------------------

     TOTAL COMMON STOCKS
     (Cost: $2,696,343,153)                                                                                   3,686,190,751
     ----------------------------------------------------------------------------------------------------------------------
     Security                                                                           Principal                     Value
     ----------------------------------------------------------------------------------------------------------------------
     SHORT TERM INSTRUMENTS--2.71%

     ----------------------------------------------------------------------------------------------------------------------
     Federal Home Loan Mortgage Corporation Discount
     Note
      6.42%, 07/05/00                                          ++                     $18,395,703                18,395,703
     Goldman Sachs Financial Square Prime Obligation
     Fund
      6.57%, 07/03/00                                          ++                      56,944,870                56,944,870

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

             Security                                                                       Shares                 Value
             -----------------------------------------------------------------------------------------------------------
             Short Term Investment Company Liquid Assets
             Portfolio
              6.67%, 07/03/00                             ++                         $  20,300,000         $  20,300,000
             U.S. Treasury Bills
              5.47%/*/, 09/21/00                          +++                        $   8,150,000             8,047,310
             -----------------------------------------------------------------------------------------------------------
             TOTAL SHORT TERM INSTRUMENTS
             (Cost: $103,688,397)                                                                            103,687,883
             -----------------------------------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS--3.09%

             -----------------------------------------------------------------------------------------------------------

             Morgan Stanley Tri Party Repurchase Agreement, dated
             06/30/00, due 07/03/00, with a maturity value of
             $118,102,909 and an effective yield of 6.30%                            $ 118,040,937           118,040,937
             -----------------------------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost: $118,040,937)                                                                            118,040,937
             -----------------------------------------------------------------------------------------------------------


             TOTAL INVESTMENTS IN SECURITIES -- 102.33%
             (Cost $2,918,072,487)                                                                         3,907,919,571
             -----------------------------------------------------------------------------------------------------------
             Other Assets, Less Liabilities -- (2.33%)                                                       (89,114,415)
             -----------------------------------------------------------------------------------------------------------
             NET ASSETS -- 100.00%                                                                         3,818,805,156
             ===========================================================================================================

------------------------------------------------------------------------------------------------------------------------

+            Non-income earning securities.
++           Represents investment of collateral received from
             securities lending transactions. See Note 4.
+++          These U.S. Treasury Bills are held in
             segregated accounts in connection with the Master
             Portfolio's holdings of S&P 500 Index futures contracts. See Note 1.
*            Yield to Maturity.


The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)

-------------------------------------------------------------------------------------------------------
ASSETS

Investments at market value (Cost: $2,918,072,487) (Note 1)                         $     3,907,919,571
Receivables:
     Investment securities sold                                                               7,197,840
     Dividends and interest                                                                   3,288,834
     Due from broker - variation margin                                                       1,029,524
     Prepaid expenses                                                                               236
                                                                                    -------------------
Total Assets                                                                              3,919,436,005
                                                                                    -------------------
LIABILITIES
Payables:
     Investment securities purchased                                                          4,249,206
     Collateral for securities loaned (Note 4)                                               95,640,573
     Due to Bank                                                                                  2,314
     Due to BGI (Note 2)                                                                        738,756
                                                                                    -------------------
Total Liabilities                                                                           100,630,849
                                                                                    -------------------
NET ASSETS                                                                          $     3,818,805,156
                                                                                    ===================
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
Statement of Operations
For the Six Months Ended June 30, 2000 (Unaudited)

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
     Dividends (Net of foreign withholding tax of $122,278)                                 $      24,183,203
     Interest (Includes securities lending income of $90,107)                                       3,984,961
                                                                                            -----------------
Total investment income                                                                            28,168,164
                                                                                            -----------------
EXPENSES (NOTE 2)
     Advisory fees                                                                                  1,091,905
                                                                                            -----------------
Total expenses                                                                                      1,091,905
                                                                                            -----------------
Net investment income                                                                               27,076,25
                                                                                            -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on sale of investments                                                     650,038,851
     Net realized gain on sale of futures contracts                                                 2,644,903
     Net change in unrealized appreciation (depreciation) of investments                         (701,744,471)
     Net change in unrealized appreciation (depreciation) of futures contracts                    (12,365,227)
                                                                                            -----------------
Net loss on investments                                                                           (61,425,944)
                                                                                            -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $     (34,349,685)
                                                                                            =================
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
Statement of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    For the Six Months
                                                                   Ended June 30, 2000   For the Period Ended    For the Year Ended
                                                                            (Unaudited)     December 31, 1999 *   February 28, 1999
                                                               ------------------------   --------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                       $          27,076,259    $         52,303,458   $       43,674,276
     Net realized gain                                                     652,683,754             170,279,517          181,973,840
     Net change in unrealized appreciation (depreciation)                 (714,109,698)            562,095,831          250,798,350
                                                                ----------------------    --------------------  ------------------
Net increase (decrease) in net assets resulting from operations            (34,349,685)            784,678,806          476,446,466
                                                                ----------------------    --------------------  -------------------
Interestholder transactions:
     Contributions                                                       1,043,786,832             355,753,442        2,288,411,987
     Withdrawals                                                        (2,018,157,017)                     --       (1,431,828,889)
                                                                ----------------------    --------------------  -------------------
Net increase (decrease) in net assets
resulting from interestholder transactions                                (974,370,185)            355,753,422          856,583,098
Increase (decrease) in net assets                                       (1,008,719,870)          1,140,432,248        1,333,029,564
NET ASSETS:
Beginning of period                                                      4,827,525,026           3,687,092,778        2,354,063,214
                                                                ----------------------    --------------------  -------------------

End of period                                                       $    3,818,805,156    $      4,827,525,026   $    3,687,092,778
                                                                ======================    ====================   ==================

------------------------------------------------------------------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

  As of June 30, 2000 the Master Portfolio had the following open long futures contracts outstanding:

Number of                                   Expiration         Notional            Net Unrealized
Contracts                    Type              Date          Contract Value        (Depreciation)
--------------------------------------------------------------------------------------------------------
346                     S&P 500 Index       09/15/00        $  126,990,650        $  (2,492,652)

     The Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $8,150,000.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on June 30, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with rates from 4.875% to 5.75%, maturity dates of 11/15/00 to 3/31/01 and an aggregate market value of $120,411,574.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as SubAdministrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio for the six months ended June 30, 2000, were as follows:

   U.S. GOVERNMENT OBLIGATIONS:
   Purchases at cost          $            -
   Sales proceeds                          -

   OTHER SECURITIES:
   Purchases at cost          $  166,532,696
   Sales proceeds              1,076,048,259

     At June 30, 2000 the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

          Tax                 Unrealized             Unrealized         Net Unrealized
          Cost                Appreciation           Depreciation        Appreciation
----------------------------------------------------------------------------------------
     $ 2,918,072,487        $ 1,241,324,604       $  (251,477,520)      $   989,847,084

4.   PORTFOLIO SECURITIES LOANED

     As of June 30, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risk to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan at June 30, 2000 was $92,268,933 and the value of the related collateral was $95,640,573.

5.   FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities, for the Master Portfolio were as follows:

                                                   Six Months      For the          For the
                                                     Ended       Period Ended     Year Ended
                                                 June 30, 2000     December       February 28,
                                                  (Unaudited)      31, 1999 *        1999
-----------------------------------------------------------------------------------------------
          Ratio of expenses to average net  +        0.05%           0.05%            0.05%
          assets

          Ratio of net investment income to +        1.24%           1.44%            1.61%
          average net assets
          Portfolio turnover rate                       4%              7%              11%
===============================================================================================

* For the ten months ended December 31,1999. The Master Portfolio changed its fiscal year- end from February 28 to December 31.

+    Annualized for the period of less than one year.